SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 3 - SEGMENT REPORTING

The Accounting Standards Codification 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), the Chief Executive Officer. The CODM reviews financial information which consist of the Company’s statements of operations for purposes of allocating resources and assessing financial performance for this segment and decides how to allocate resources based on net loss. The Company has identified one reportable and operating segment, which is its automotive vision systems operations, providing advanced technology solutions for the automotive industry.

A.	Revenues by geographic region

The following table sets forth reporting revenue information by geographic region:

	Six months ended		Three months ended
	June 30,		June 30,
	2025	2024	2025	2024
	Unaudited		Unaudited
Israel	104	104	74	77
Japan	75	115	31	46
USA	32	-	12	-
Other (*)	29	5	11	-
	240	224	128	123

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

B.	Revenues by main customers

The following table is a summary of the distribution of revenues by main customers:

	Six months ended		Three months ended
	June 30,		June 30,
	2025	2024	2025	2024
	Unaudited		Unaudited
Customer A	104	104	74	77
Customer B	-	72	-	3
Customer C	-	44	-	43
Customer D	40	-	-	-
	144	220	74	123